Schedule of Assets (Held at End of Year) (Details) - EBP 001 shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	PAYCHEX, INC. 401(k) INCENTIVE RETIREMENT PLAN
Entity Tax Identification Number	16-1124166
EBP, Plan Number	001
Units/Shares | shares	0
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Participant loans	$ 28,011
Total assets held for investment purposes	$ 2,425,384
Investment, Identifier [Axis]: Fidelity Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	0
Current Value	$ 3,078
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Noninterest-Bearing Cash
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity ClearCourse Group Variable Annuity
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	130
Current Value	$ 4,303
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	ClearCourse Group Variable Annuity Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employee Benefit Plan Annuity Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Columbia Trust Dividend Income Fund CAP Class
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	5,857
Current Value	$ 68,814
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Columbia Trust Dividend Income Fund CAP Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity FIAM Core Plus CIT Class I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	1,724
Current Value	$ 42,628
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	FIAM Core Plus CIT Class I Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	1,762
Current Value	$ 418,798
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Fidelity Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	6,913
Current Value	$ 128,991
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Global ex U.S. Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Fidelity Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	62,416
Current Value	$ 62,416
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	2,742
Current Value	$ 101,271
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Fidelity Small Cap Growth K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	262
Current Value	$ 5,058
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small Cap Growth K6 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	1,769
Current Value	$ 54,716
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	7,635
Current Value	$ 80,629
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity U.S. Bond Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Glenmede Small-Cap Equity Portfolio Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	1,186
Current Value	$ 38,271
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Glenmede Small-Cap Equity Portfolio Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Great Gray Trust EuroPacific Growth Trust Fund Class CT
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	4,066
Current Value	$ 63,809
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust EuroPacific Growth Trust Fund Class CT [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity JPM CB Large Cap Growth Fund CF-A Class
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	2,008
Current Value	$ 254,604
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	JPM CB Large Cap Growth Fund CF-A Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity MFS Mid Cap Value Fund CT
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	2,168
Current Value	$ 49,869
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Mid Cap Value Fund CT [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Paychex, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	1,529
Current Value	$ 171,534
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Paychex ESOP Stock Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2005 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	181
Current Value	$ 5,208
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2005 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2010 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	49
Current Value	$ 1,481
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2010 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2015 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	130
Current Value	$ 4,198
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2015 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2020 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	448
Current Value	$ 15,551
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2020 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2025 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	1,101
Current Value	$ 41,130
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2025 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2030 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	2,525
Current Value	$ 102,695
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2030 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2035 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	2,790
Current Value	$ 123,358
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2035 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2040 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	2,831
Current Value	$ 134,679
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2040 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2045 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	2,832
Current Value	$ 140,313
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2045 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2050 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	2,502
Current Value	$ 125,150
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2050 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2055 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	1,625
Current Value	$ 81,135
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2055 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2060 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	1,384
Current Value	$ 43,314
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2060 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity T. Rowe Price Retirement Hybrid 2065 Trust Class T14
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	670
Current Value	$ 13,247
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Hybrid 2065 Trust Class T14 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity Vanguard Short-Term Bond Index Fund Class IS
EBP, Schedule of Asset Held for Investment [Line Items]
Units/Shares | shares	1,656
Current Value	$ 17,125
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Short-Term Bond Index Fund Class IS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Allocation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]